SHARE CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHARE CAPITAL AND RESERVES

NOTE 7 – SHARE CAPITAL AND RESERVES

a) Authorized share capital

The Company is authorized to issue an unlimited number of common shares with no par value. The Company does not currently pay dividends.

b) Issued share capital

During the six months ended June 30, 2025, the Company had the following share capital transactions:

On April 25, 2025, the Company issued 1,737,236 common shares at a fair value of $62,551 (CAD$86,862 or CAD$0.05 per share) as a finder’s fee. The shares were issued pursuant to the acquisition of Laird Lake and Oneman Lake Projects in Ontario from Libra Lithium Corp. The terms of the acquisition agreements provided that these shares would not be issued until the Company had completed its redomicile from Delaware and merger with its British Columbia subsidiary, Nova Athena Gold Corp.

On April 25, 2025, the Company completed a private placement of 15,300,000 flow-through shares at a price of CAD$0.05 per flow-through share for gross proceeds of $550,895 (CAD$765,000). As the Company’s market price of common shares on April 25, 2025 was CAD$0.05, there was no flow-through premium associated with the private placement.

On April 25, 2025, in connection with the private placement of flow through shares, the Company issued 480,000 units to arm’s length parties consisting of one non-flow-through common share and one common share purchase warrant. The warrants had a fair value of $10,891, measured using a Black-Scholes option pricing model, and the shares had a fair value of $17,312 (CAD$24,000) measured using the closing price of Athena’s common shares on the same date.

On June 30, 2025, the Company completed a non-brokered private placement of 3,322,000 units comprised of one common share and one half of one common share purchase warrant for gross proceeds of $121,007 (CAD$166,100). Each whole warrant may be exercised into one common share at an exercise price of CAD$0.12 per common share until June 30, 2028. If, at any time after November 1, 2025, the average volume weighted trading price of the Company’s Common Shares on the Canadian Securities Exchange (or such other stock exchange on which the Common Shares may be traded from time to time) is at or above CAD$0.20 per share for a period of 10 consecutive trading days (the “Triggering Event”), the Company may at any time, after the Triggering Event, accelerate the expiry date of the warrants by giving ten calendar days notice to the holders of the warrants, by way of news release, and in such case the warrants will expire on the first day that is 30 calendar days after the date on which such notice is given by the Company announcing the Triggering Event. On initial recognition, the warrants were measured at fair value of $52,145 using a Black-Scholes option pricing model.

During the year ended December 31, 2024, the Company had the following share capital transactions:

On December 23, 2024, the Company completed the third tranche of a non-brokered private offering consisting of CAD$131,000 of its Units at a purchase price of CAD$0.05 per Unit for a total of 2,620,000 Units. Each Unit consisted of one share of Common Stock and one-half common stock purchase warrant (“Warrant”). Each whole Warrants exercisable for three years to purchase one additional share of Common Stock at a price of CAD$0.12 per share. The transaction is part of the Company’s unregistered private offering of up to CAD$1,000,000 in Units at a price of CAD$0.05 per Unit.

On December 3, 2024, the Company completed the second tranche of a non-brokered private offering consisting of CAD$323,000 of its Units at a purchase price of CAD$0.05 per Unit for a total of 6,460,000 Units. Each Unit consisted of one share of Common Stock and one-half common stock purchase warrant. Each whole Warrants exercisable for three years to purchase one additional share of Common Stock at a price of CAD$0.12 per share. The transaction is part of the Company’s unregistered private offering of up to CAD$1,000,000 in Units at a price of CAD$0.05 per Unit.

On October 25, 2024, the Company completed the first tranche of a non-brokered private offering consisting of CAD$600,000 of its Units at a purchase price of CAD$0.05 per Unit for a total of 12,000,000 Units. Each Unit consisted of one share of Common Stock and one-half common stock purchase warrant. Each whole Warrants exercisable for three years to purchase one additional share of Common Stock at a price of CAD$0.12 per share. The transaction is part of the Company’s unregistered private offering of up to CAD$1,000,000 in Units at a price of CAD$0.05 per Unit.

On June 7, 2024, the Company issued an aggregate of 600,000 shares in the common stock of the Company to two independent directors and the Chief Financial Officer of the Company as compensation for their services.

On June 7, 2024, the Company issued 300,000 common stock to a vendor in settlement of an invoice for services totaling CAD$15,000.

On January 17, 2024, the Company completed the sale of an aggregate of CAD$200,000 of its Units at a purchase price of CAD$0.04 per Unit for a total of 5,000,000 Units. Each Unit consisted of one share of Common Stock and one common stock purchase warrant exercisable for one year to purchase one additional share of Common Stock at a price of CAD$0.05 per share. $27,812 previously classified as a related party account payable was used towards the funds required for the investment in the private placement.

On January 17, 2024, the Company issued 685,564 common stock to a vendor in settlement of invoices for services totaling CAD$34,278.

c) Stock options

The Company adopted its 2020 Equity Incentive Plan (the “Plan”) which became effective in January 2021. Under the Plan, the Company is authorized to issue up to 10 million common shares pursuant to grants and the exercise of rights under the Plan. Effective March 10, 2021, the Corporation adopted a deferred compensation and equity award plan (the “Deferred Compensation Plan”). Restricted share units awarded pursuant to the Deferred Compensation Plan shall vest in the manner determined by the Board with respect to such award. Restricted share units have no voting rights, and no amount due or payable under the Deferred Compensation Plan or any interest in the Deferred Compensation Plan, shall be subject in any manner to alienation, sale, transfer, assignment, pledge, attachment, garnishment, lien, levy or like encumbrance.

A summary of the Company’s stock option activity is as follows:

	Stock options outstanding	Weighted average exercise price
	#	$
Balance December 31, 2022	4,980,000	0.07
Granted	250,000	0.07
Balance, December 31, 2023	5,230,000	0.07
Granted	–	–
Balance December 31, 2024	5,230,000	0.07
Granted	2,750,000	0.04
Balance, June 30, 2025	7,980,000	0.06

A summary of the Company’s outstanding and exercisable stock options as at June 30, 2025 is as follows:

Expiry date	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life
	#	#	$	Years
March 22, 2026	2,000,000	2,000,000	0.09	0.73
October 12, 2032	2,980,000	2,980,000	0.06	7.29
January 16, 2028	250,000	250,000	0.07	2.55
June 12, 2035	2,750,000	2,750,000	0.04	9.96
	7,980,000	7,980,000	0.06	6.42

A summary of the Company’s weighted average inputs used in the Black-Scholes option pricing model to calculate the fair value of the stock options granted during the six months ended June 30, 2025 and the year ended December 31, 2024 is as follows:

	2025	2024
Share price	$0.03	N/A
Exercise price	$0.04	N/A
Expected life	10.00	N/A
Risk-free interest rate	3.33%	N/A
Expected volatility	145.56%	N/A
Expected annual dividend yield	0.00%	N/A